Net Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Domestic NOL carryforwards	$ 9,538	$ 11,088
Foreign NOL carryforwards	1,785	43,748
Restructuring accrual	20	1,374
Deferred revenue	4,078	4,234
Accrued compensation	6,344	5,437
Stock-based compensation expense	17,795	21,832
Realized losses on investments	1,181	1,189
Deferred rent	5,375	4,638
Other	2,295	3,410
Total deferred tax assets	48,411	96,950
Valuation allowance	(3,965)	(45,971)
Total deferred tax assets, net	44,446	50,979
Deferred tax liabilities:
Unbilled receivables	(2,507)	(2,184)
Depreciation and amortization	(46,141)	(39,859)
Identifiable intangible assets	(99,598)	(118,246)
Deferred costs	(3,213)	(3,493)
Other	(424)	(417)
Total deferred tax liabilities	(151,883)	(164,199)
Net deferred tax liabilities	$ (107,437)	$ (113,220)